Accounts receivable, net - Summary of analysis of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Balance at beginning	¥ 481,186	¥ 252,905	¥ 100,040
Charge for the year	354,017	228,281	152,865
Write off for the year	(413,057)	0	0
Balance at end	¥ 422,146	¥ 481,186	¥ 252,905